Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Note 13 — Share-Based Compensation
Stock Option Plan
The Company has a stock option plan (the "Plan") which authorized the grant of nonqualified stock options to the Company's independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of the board of directors and the applicable limitations of the Plan. The exercise price for stock options granted to the independent directors under the Plan is equal to the fair market value, as defined in the Plan, of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares were authorized and reserved for issuance under the Plan. As of December 31, 2016 and 2015, no stock options were issued under the Plan. Pursuant to the Merger Agreement, the board of directors terminated the Plan, effective as of the Effective Time.
Restricted Share Plan
The Company has an employee and director incentive restricted share plan (the "RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of the independent directors, without any further approval by the Company's board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholders' meeting. Restricted stock issued to independent directors vested over a five-year period following the date of grant in increments of 20.0% per annum. However, pursuant to the Merger Agreement, any issued and outstanding restricted shares of the Company's common stock fully vested, and the RSP terminated, effective as of and subject to and contingent upon the closing of the Merger. The RSP provides the Company with the ability to grant awards of restricted shares to the Company's directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to entities that provide services to the Company. The total number of shares of common stock granted under the RSP can not exceed 5.0% of the Company's outstanding shares of common stock on a fully diluted basis at any time and in any event can not exceed 7.5 million shares (as such number may be adjusted for stock splits, stock dividends, combinations and similar events).
Restricted share awards entitle the recipient to receive shares of common stock from the Company under terms that provide for vesting over a specified period of time. For restricted share awards granted prior to 2015, such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with the Company. Restricted share awards granted during or after 2015 provide for accelerated vesting of the portion of the unvested shares scheduled to vest in the year of the recipient's voluntary termination or the failure to be re-elected to the board. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in shares of common stock are subject to the same restrictions as the underlying restricted shares.
The following table reflects restricted share award activity for the years ended December 31, 2016, 2015 and 2014:

	Number of Shares of Restricted Stock	Weighted-Average Issue Price Per Share
Unvested, December 31, 2013	19,800	$9.18
Granted	9,000	9.00
Vested	(4,800)	9.25
Forfeitures	(8,400)	9.14
Unvested, December 31, 2014	15,600	9.08
Granted	9,000	9.00
Vested	(4,800)	9.13
Forfeitures	(8,400)	9.07
Unvested, December 31, 2015	11,400	9.00
Granted	6,000	9.00
Vested	(3,000)	9.00
Unvested, December 31, 2016	14,400	$9.00

As of December 31, 2016, the Company had $0.1 million of unrecognized compensation cost related to unvested restricted share awards granted under the Company's RSP. As provided in the Merger Agreement, all outstanding restricted stock of the Company became fully vested at the Effective Time; thus, that cost was recognized in its entirety upon the consummation of the Mergers.
The fair value of the restricted shares was expensed in accordance with the service period required. Compensation expense related to restricted stock was approximately $43,000, $43,000 and $38,000 during the years ended December 31, 2016, 2015 and 2014, respectively. Compensation expense related to restricted stock is included in general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.
Other Share-Based Compensation
The Company may issue common stock in lieu of cash to pay fees earned by the Company's directors, at each director's election. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2016	2015	2014
Shares issued in lieu of cash	—	—	6,055
Value of shares issued in lieu of cash (in thousands)	$—	$—	$55